ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2017
JWYK [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations
RMB
Current assets	5,335
Property, plant and equipment, net	2,470
Current liabilities	(2,026)
Net assets disposed	5,779

The breakdown of assets and liabilities as of April 6, 2017 (the date of disposal), are as follows:

	RMB	US$
Current assets	18,035	2,772
Property, plant and equipment, net	54,776	8,419
Deposite for operating license	54,850	8,430
Current liabilities	(35,152)	(5,403)
Foreign currency translation	(622)	(96)
Non-controlling interests	(8)	(1)
Net assets disposed	91,879	14,121

As a result of the disposal, the Group recognized a gain on the disposal of Beijing Century Friendship and BPMC of RMB59,476 (US$9,141) as summarized below:

	RMB	US$
Fair value of retained noncontrolling investment	151,355	23,263
Disposition of net assets	91,879	14,121
Gain on disposal of Beijing Century Friendship and BPMC	59,476	9,142

Schedule of Gain Realized on Disposal
RMB
Consideration (20% of Allcure Information)	22,160
Disposition of net assets	5,779
Gain on disposal of JWYK	16,381

CHS [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
RMB
Purchase consideration	253,499
Current assets	9,578
Property and equipment, net	260,321
Intangible assets	3,094
Current liabilities	(8,528)
Deferred tax assets	2,452
Deferred tax liabilities	(588)
Gain on bargain purchase	(12,830)

Schedule of pro forma results
	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2014	2015
	RMB	RMB
Net revenues	643,764	625,479
Net income	25,119	165,626

Schedule of actual results from acquisition date
For the Years Ended December 31
2015
RMB
Net revenues	18,739
Net loss	(39,628)